Note 8 - Equity Transactions - Summary of Warrants Outstanding, Exercise Price, and Expiration Dates (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants Issued (in shares)	63,321,294	32,192,294	20,632,331
Warrants Issued (in shares)	63,321,294	32,192,294	20,632,331
Warrants Expiring in April 2021 [Member]
Warrants Issued (in shares)	240,000
Exercise Price (in dollars per share)	$ 0.25
Warrants Issued (in shares)	240,000
Warrants Expiring in July 2021 [Member]
Warrants Issued (in shares)	103,500
Exercise Price (in dollars per share)	$ 1
Warrants Issued (in shares)	103,500
Warrants Expiring in July 2022 [Member]
Warrants Issued (in shares)	156,000
Exercise Price (in dollars per share)	$ 0.50
Warrants Issued (in shares)	156,000
Warrants Expiring in August 2022 [Member]
Warrants Issued (in shares)	78,000
Exercise Price (in dollars per share)	$ 0.50
Warrants Issued (in shares)	78,000
Warrants Expiring in June 2023 [Member]
Warrants Issued (in shares)	8,100,000
Exercise Price (in dollars per share)	$ 0.25
Warrants Issued (in shares)	8,100,000
Warrants Expiring in February 2024 [Member]
Warrants Issued (in shares)	5,754,831
Exercise Price (in dollars per share)	$ 0.35
Warrants Issued (in shares)	5,754,831
Warrants Expiring in October 2024 [Member]
Warrants Issued (in shares)	6,200,000
Exercise Price (in dollars per share)	$ 0.25
Warrants Issued (in shares)	6,200,000
Warrants Expiring in November 2024 [Member]
Warrants Issued (in shares)	31,129,000
Exercise Price (in dollars per share)	$ 0.30
Warrants Issued (in shares)	31,129,000
Warrants Expiring in April 23, 2025 [Member]
Warrants Issued (in shares)	8,040,000
Exercise Price (in dollars per share)	$ 0.25
Warrants Issued (in shares)	8,040,000
Warrants Expiring in December, 2025 [Member]
Warrants Issued (in shares)	3,519,963
Exercise Price (in dollars per share)	$ 0.65
Warrants Issued (in shares)	3,519,963